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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE
            Report for the Calendar Year or Quarter Ended: 3/31/2007 Check here if Amendment|_|: Amendment Number: __________

                        This Amendment (Check only one):
                        |_| is a restatement
                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    LONGVIEW ASSET MANAGEMENT, LLC (f/k/a LONGVIEW MANAGEMENT GROUP, LLC)
Address: 222 N. LASALLE STREET, #2000, CHICAGO, IL 60601

Form 13F File Number 28-4651

               The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Angela Newhouse
Title: Investment Information Manager
Phone: 312-236-6300

Signature, Place, and Date of Signing:


/s/ Angela Newhouse
----------------------------------------
(Signature)

Chicago, Illinois
(City, State)

5/10/2007
(Date)

Report Type (Check only one):

|x| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. (If there are no entries in this list, omit this section.)
NONE

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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 15

Form 13F Information Table Value Total: $3,158,698 (thousands)

THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SEC.

List of Other Included Managers: NONE

                              13F INFORMATION TABLE
                                    3/31/2007

         COLUMN 1          COLUMN 2    COLUMN 3    COLUMN 4              COLUMN 5        COLUMN 6    COLUMN 7           COLUMN 8
                                                                                                                    VOTING AUTHORITY
          NAME OF          TITLE OF                 VALUE       SHRS OR     SH/   PUT/  INVESTMENT     OTHER
           ISSUER           CLASS       CUSIP     (X $1000)     PRN AMT     PRN   CALL  DISCRETION   MANAGERS    SOLE    SHARED NONE
AETNA INC NEW               COM       00817Y108       4,025       91,908    SH             SOLE                   91,908
ALLSTATE CORP               COM       020002101         223        3,708    SH             SOLE                    3,708
BAXTER INTL INC             COM       071813109         253        4,800    SH             SOLE                    4,800
BOEING CO                   COM       097023105         293        3,299    SH             SOLE                    3,299
DEVON ENERGY CORP NEW       COM       25179M103         401        5,800    SH             SOLE                    5,800
GENERAL DYNAMICS CO         COM       369550108   2,547,004   33,337,745    SH             SOLE               33,337,745
GENERAL ELECTRIC CO         COM       369604103         810       22,896    SH             SOLE                   22,896
HILTON HOTELS               COM       432848109       2,044       56,840    SH             SOLE                   56,840
HOSPIRA INC                 COM       441060100       1,023       25,000    SH             SOLE                   25,000
JP MORGAN CHASE & CO        COM       46625H100       9,842      203,447    SH             SOLE                  203,447
LABORATORY CORP AMER HLDGS  COM NEW   50540R409     548,921    7,557,769    SH             SOLE                7,557,769
MEDIS TECHNOLOGIES LTD      COM       58500P107      40,082    2,370,285    SH             SOLE                2,370,285
MICROSOFT CORP              COM       594918104       2,648       95,019    SH             SOLE                   95,019
PROCTER & GAMBLE CO         COM       742718109         275        4,352    SH             SOLE                    4,352
US BANCORP DEL              COM NEW   902973304         853       24,394    SH             SOLE                   24,394
TOTAL                                             3,158,698   43,807,262                                      43,807,262

                                              70 West Madison Street, Suite 3100
[Bell Boyd & Lloyd LLP LOGO]                        Chicago, Illinois 60602-4207
                                                 312.372.1121 - Fax 312.827.8000

ALAN GOLDBERG
312.807.4227
agoldberg@bellboyd.com
DIRECT FAX: 312.827.8086

                                  May 10, 2007

BY EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

                         LONGVIEW ASSET MANAGEMENT, LLC
                     (F/K/A LONGVIEW MANAGEMENT GROUP, LLC)
                                    FORM 13F

Ladies and Gentlemen:

     On behalf of Longview Asset Management, LLC ("Longview") and in accordance with rule 13f-1 under the Securities Exchange Act of 1934, enclosed for filing is Longview's report on Form 13F for the quarter ended March 31, 2007.

                                Very truly yours,


                                /s/ Alan Goldberg
                                ----------------------------------
                                Alan Goldberg

Enclosure

                               chicago - washington